Financial instruments - Fair value and risk management - Cash flow hedges reclassified from OCI to income statement (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments, cash flow hedges	€ 184.0	€ (258.2)	€ (261.6)
Cash Flow Hedges
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments, cash flow hedges	184.0	(258.2)	(261.6)
Foreign currency risk | Fuel and oil operating expenses
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments, cash flow hedges	7.4	5.2	(7.0)
Foreign currency risk | Cash Flow Hedges | Fuel and oil operating expenses
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments, cash flow hedges	3.2	5.2	(7.0)
Foreign currency risk | Cash Flow Hedges | GBP currency swap
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments, cash flow hedges	4.2
Interest rate risk | Finance expense
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments, cash flow hedges	0.1	0.1	0.2
Interest rate risk | Cash Flow Hedges | Variable-rate instruments
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments, cash flow hedges	0.1	0.1	0.2
Commodity price risk | Fuel and oil operating expenses
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments, cash flow hedges	176.5	(263.5)	(254.8)
Commodity price risk | Cash Flow Hedges | Fuel and carbon operating expenses
Disclosure of detailed information about hedging instruments [line items]
Reclassification adjustments, cash flow hedges	€ 176.5	€ (263.5)	€ (254.8)